Significant Accounting Estimates and Judgments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Estimates and Judgments [Line Items]
Other receivables	$ 2,052	$ 3,939	$ 501
Due from immediate holding company	4,988	4,988
Loss allowance for other receivables	501	501
ECL [Member]
Significant Accounting Estimates and Judgments [Line Items]
Due from immediate holding company		4,988
Loss allowance for other receivables	$ 501	$ 501